16. Stock options (Tables)	12 Months Ended
Dec. 31, 2016
Stock Options Tables
Schedule stock option activity
	2016		2015		2014
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
	US$		US$		US$

Outstanding, beginning of year	20,692	3.44	20,692	3.44	-	-
Granted			-	-	20,692	3.44
Cancelled/Expired	(20,692)	(3.44)	-	-	-	-
Exercised	-	-	-	-	-	-
Outstanding, end of year	-	-	20,692	3.44	20,692	3.44

Exercisable, end of year	-	-	-	-	-	-